Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Emerging Markets Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,421		$ 10,707	$ 13,526	$ 13,041	$ 13,041	$ 16,766	$ 20,688	$ 13,094	$ 12,962	$ 14,228	$ 16,885
Columbia Emerging Markets Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		11,290	14,154	13,550	13,444	17,160	21,013	13,200	12,971	14,140	16,645
Columbia Emerging Markets Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		11,391	14,434	13,950	13,978	18,016	22,286	14,147	14,030	15,447	18,362
Columbia Emerging Markets Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		11,409	14,476	14,010	14,060	18,164	22,482	14,290	14,184	15,627	18,600
Columbia Emerging Markets Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		11,427	14,494	14,033	14,094	18,207	22,546	14,337	14,231	15,695	18,694
Columbia Emerging Markets Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		11,391	14,434	13,950	13,978	18,016	22,286	14,147	14,030	15,447	18,362
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Accumulated Value	10,000		9,988	11,750	12,266	11,866	12,594	15,884	12,739	15,022	17,936	20,424
MSCI Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net)
Accumulated Value	$ 10,000		$ 11,183	$ 13,926	$ 13,832	$ 13,228	$ 15,145	$ 18,343	$ 14,344	$ 14,523	$ 16,712	$ 19,520